Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Computation of Basic and Dilutive Net Loss Per Share
The following table sets forth the computation of basic and dilutive net loss per share attributable to the Group’s common shareholders:

	2020	2019
	$’000	$’000
Net loss for the year	(188,030)	(140,287)
Weighted-average ordinary shares outstanding – Basic and Diluted	803,901	800,484

Net loss per ordinary share – Basic and Diluted	(0.23)	(0.18)